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April 30, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     IDS Certificate Company (IDSC)
        IDS Cash Reserve Certificate - AEFD Version: 2-68296


Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,





/s/Bruce A. Kohn
Bruce A. Kohn
Vice President and General Counsel